Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 195,262,648	¥ 110,309,109
Payable to investors of asset based securitization plans		43,662
Payable to investors of consolidated wealth management plans	183,492	14,947
Total	¥ 195,446,140	¥ 110,367,718